Financial Instruments - Summary of Outstanding Foreign Forward and Options Contract (Details)
₱ in Millions, € in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, R in Millions, Kč in Millions, Ft in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Mar. 31, 2026 CHF (SFr)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 AUD ($)	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 NOK (kr)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 NZD ($)	Mar. 31, 2026 ZAR (R)	Mar. 31, 2026 DKK (kr)	Mar. 31, 2026 HUF (Ft)	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 CZK (Kč)	Mar. 31, 2025 CHF (SFr)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 AUD ($)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 NOK (kr)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 NZD ($)	Mar. 31, 2025 DKK (kr)	Mar. 31, 2025 HUF (Ft)	Mar. 31, 2025 CZK (Kč)	Mar. 31, 2025 PHP (₱)
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Nominal value		$ 4,273														$ 3,866
Derivatives Designated As Cash Flow Hedges | Forward Contract | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value															SFr 53	60
Derivatives Designated As Cash Flow Hedges | Option Contract | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value		479	€ 417													367	€ 341
Derivatives Designated As Cash Flow Hedges | Option Contract | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		60		$ 87												58		$ 93
Derivatives Designated As Cash Flow Hedges | Option Contract | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value	SFr 26	32
Derivatives Designated As Cash Flow Hedges | Option Contract | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value		24			£ 18											22			£ 17
Derivative Financial Instruments | Forward Contract | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value		980	853													753	698
Derivative Financial Instruments | Forward Contract | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		40		58												15		24
Derivative Financial Instruments | Forward Contract | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value	SFr 70	88													SFr 51	58
Derivative Financial Instruments | Forward Contract | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value		85			65											69			£ 53
Derivative Financial Instruments | Forward Contract | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		1,509														1,284
Derivative Financial Instruments | Forward Contract | Singapore dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		115				$ 149										99				$ 133
Derivative Financial Instruments | Forward Contract | Norwegian Krone
Disclosure Of Financial Instruments [Line Items]
Nominal value		31					kr 300									16					kr 167
Derivative Financial Instruments | Forward Contract | Hongkong Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		13						$ 106								5						$ 40
Derivative Financial Instruments | Forward Contract | New Zealand dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		13							$ 22							21							$ 37
Derivative Financial Instruments | Forward Contract | South African Rand
Disclosure Of Financial Instruments [Line Items]
Nominal value		9								R 152
Derivative Financial Instruments | Forward Contract | Denmark, Kroner
Disclosure Of Financial Instruments [Line Items]
Nominal value		8									kr 50					22								kr 152
Derivative Financial Instruments | Forward Contract | Hungarian Forint
Disclosure Of Financial Instruments [Line Items]
Nominal value		7										Ft 2,280				5									Ft 2,000
Derivative Financial Instruments | Forward Contract | Canadian dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		5											$ 7
Derivative Financial Instruments | Forward Contract | Czech Koruna
Disclosure Of Financial Instruments [Line Items]
Nominal value		5												Kč 99		7										Kč 176
Derivative Financial Instruments | Forward Contract | Philippine Peso
Disclosure Of Financial Instruments [Line Items]
Nominal value																9											₱ 500
Derivative Financial Instruments | Option Contract | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value		55	€ 48													193	€ 179
Derivative Financial Instruments | Option Contract | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		17		$ 25												7		$ 11
Derivative Financial Instruments | Option Contract | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value		13			£ 10
Derivative Financial Instruments | Option Contract | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		$ 685														$ 796